Equity and Stock-Based Compensation - Summary of Stock Option Activity (Detail) (Predecessor [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	11 Months Ended
Nov. 16, 2012
Predecessor [Member]
Shares Subject to Outstanding Options
Outstanding, Beginning Balance	1,386
Granted	470
Forfeited	(343)
Exercised	(1,513)
Unvested shares expected to vest after November 16, 2012
Weighted Average Exercise Price per Share
Outstanding, Beginning Balance	$ 3,136
Granted	$ 4,664
Forfeited	$ 4,026
Exercised	$ 3,409
Unvested shares expected to vest after November 16, 2012